Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2023
Entity Registrant Name	AMERICAN FUNDS CORPORATE BOND FUND
Entity Central Index Key	0001553195
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 01, 2023
Document Effective Date	Oct. 01, 2023
Prospectus Date	Aug. 01, 2023
American Funds Emerging Markets Bond Fund
Prospectus:
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	American Funds Emerging Markets Bond Fund
Entity Central Index Key	0001660935
Prospectus Date	Mar. 01, 2023
AMERICAN FUNDS INCOME SERIES
Prospectus:
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	AMERICAN FUNDS INCOME SERIES
Entity Central Index Key	0000770161
Prospectus Date	Nov. 01, 2022
AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Document Period End Date	Nov. 30, 2022
Entity Registrant Name	AMERICAN FUNDS INFLATION LINKED BOND FUND
Entity Central Index Key	0001553197
Prospectus Date	Feb. 01, 2023
AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Entity Central Index Key	0001496998
Prospectus Date	Nov. 01, 2022
American Funds Multi-Sector Income Fund
Prospectus:
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	American Funds Multi-Sector Income Fund
Entity Central Index Key	0001761673
Prospectus Date	Mar. 01, 2023
AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	AMERICAN FUNDS STRATEGIC BOND FUND
Entity Central Index Key	0001655146
Prospectus Date	Mar. 01, 2023
AMERICAN HIGH INCOME TRUST
Prospectus:
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	AMERICAN HIGH INCOME TRUST
Entity Central Index Key	0000823620
Prospectus Date	Dec. 01, 2022
BOND FUND OF AMERICA
Prospectus:
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	BOND FUND OF AMERICA
Entity Central Index Key	0000013075
Prospectus Date	Mar. 01, 2023
CAPITAL WORLD BOND FUND
Prospectus:
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	CAPITAL WORLD BOND FUND
Entity Central Index Key	0000812303
Prospectus Date	Mar. 01, 2023
INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	INTERMEDIATE BOND FUND OF AMERICA
Entity Central Index Key	0000826813
Prospectus Date	Nov. 01, 2022
Short-Term Bond Fund of America
Prospectus:
Document Period End Date	Aug. 31, 2022
Entity Registrant Name	Short-Term Bond Fund of America
Entity Central Index Key	0001368040
Prospectus Date	Nov. 01, 2022
AMERICAN FUNDS CORPORATE BOND FUND | Class A | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCAX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-1 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-1 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBAX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-2 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-3 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBCX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-4 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBDX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-5 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBEX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-6 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class C | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCCX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-1 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCFX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-2 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	BFCGX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-A | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBAX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-C | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBCX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-E | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	COBEX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-2E | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBGX
AMERICAN FUNDS CORPORATE BOND FUND | Class R-5E | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	RCBHX
AMERICAN FUNDS CORPORATE BOND FUND | Class F-3 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	CFBFX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-T | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	TABBX
AMERICAN FUNDS CORPORATE BOND FUND | Class T | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	TFBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-2 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	FFBBX
AMERICAN FUNDS CORPORATE BOND FUND | Class 529-F-3 | AMERICAN FUNDS CORPORATE BOND FUND
Prospectus:
Trading Symbol	FBCDX
American Funds Emerging Markets Bond Fund | Class 529-A | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNAX
American Funds Emerging Markets Bond Fund | Class F-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNFX
American Funds Emerging Markets Bond Fund | Class R-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGAX
American Funds Emerging Markets Bond Fund | Class R-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGBX
American Funds Emerging Markets Bond Fund | Class R-2E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGHX
American Funds Emerging Markets Bond Fund | Class R-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGCX
American Funds Emerging Markets Bond Fund | Class R-4 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGEX
American Funds Emerging Markets Bond Fund | Class R-5 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGFX
American Funds Emerging Markets Bond Fund | Class R-5E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGJX
American Funds Emerging Markets Bond Fund | Class R-6 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	REGGX
American Funds Emerging Markets Bond Fund | Class 529-C | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNCX
American Funds Emerging Markets Bond Fund | Class 529-E | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNEX
American Funds Emerging Markets Bond Fund | Class 529-F-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	CBNFX
American Funds Emerging Markets Bond Fund | Class A | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNAX
American Funds Emerging Markets Bond Fund | Class C | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNCX
American Funds Emerging Markets Bond Fund | Class F-1 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNEX
American Funds Emerging Markets Bond Fund | Class F-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	EBNGX
American Funds Emerging Markets Bond Fund | Class 529-T | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	TMEBX
American Funds Emerging Markets Bond Fund | Class T | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	TEBMX
American Funds Emerging Markets Bond Fund | Class 529-F-2 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	FEBMX
American Funds Emerging Markets Bond Fund | Class 529-F-3 | American Funds Emerging Markets Bond Fund
Prospectus:
Trading Symbol	FMEBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class A | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILCX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-4 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILDX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-5 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILEX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-6 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class C | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFICX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-1 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIFX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	BFIGX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-A | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLAX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-C | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLCX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	CNLEX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-2E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILGX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class R-5E | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	RILHX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class F-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	FILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-T | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	TLIBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class T | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	TILBX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-2 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	FIBLX
AMERICAN FUNDS INFLATION LINKED BOND FUND | Class 529-F-3 | AMERICAN FUNDS INFLATION LINKED BOND FUND
Prospectus:
Trading Symbol	FLIBX
AMERICAN FUNDS MORTGAGE FUND | Class A | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAAX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFFX
AMERICAN FUNDS MORTGAGE FUND | Class R-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAAX
AMERICAN FUNDS MORTGAGE FUND | Class R-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMABX
AMERICAN FUNDS MORTGAGE FUND | Class R-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMACX
AMERICAN FUNDS MORTGAGE FUND | Class R-4 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAEX
AMERICAN FUNDS MORTGAGE FUND | Class R-5 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAFX
AMERICAN FUNDS MORTGAGE FUND | Class R-6 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAGX
AMERICAN FUNDS MORTGAGE FUND | Class C | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFACX
AMERICAN FUNDS MORTGAGE FUND | Class F-1 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAEX
AMERICAN FUNDS MORTGAGE FUND | Class F-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	MFAFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-A | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFAX
AMERICAN FUNDS MORTGAGE FUND | Class 529-C | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFCX
AMERICAN FUNDS MORTGAGE FUND | Class 529-E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	CMFEX
AMERICAN FUNDS MORTGAGE FUND | Class R-2E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMBEX
AMERICAN FUNDS MORTGAGE FUND | Class R-5E | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	RMAHX
AMERICAN FUNDS MORTGAGE FUND | Class F-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	AFFMX
AMERICAN FUNDS MORTGAGE FUND | Class 529-T | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	TMFMX
AMERICAN FUNDS MORTGAGE FUND | Class T | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	TFMFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-2 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	FFMFX
AMERICAN FUNDS MORTGAGE FUND | Class 529-F-3 | AMERICAN FUNDS MORTGAGE FUND
Prospectus:
Trading Symbol	FMMFX
American Funds Multi-Sector Income Fund | Class T | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAVX
American Funds Multi-Sector Income Fund | Class 529-A | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBKX
American Funds Multi-Sector Income Fund | Class R-5E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDSX
American Funds Multi-Sector Income Fund | Class R-5 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDTX
American Funds Multi-Sector Income Fund | Class R-4 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDRX
American Funds Multi-Sector Income Fund | Class R-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDQX
American Funds Multi-Sector Income Fund | Class R-2E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDPX
American Funds Multi-Sector Income Fund | Class R-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDOX
American Funds Multi-Sector Income Fund | Class R-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDNX
American Funds Multi-Sector Income Fund | Class F-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAZX
American Funds Multi-Sector Income Fund | Class F-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAYX
American Funds Multi-Sector Income Fund | Class F-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAWX
American Funds Multi-Sector Income Fund | Class C | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAUX
American Funds Multi-Sector Income Fund | Class A | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	MIAQX
American Funds Multi-Sector Income Fund | Class 529-T | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBNX
American Funds Multi-Sector Income Fund | Class 529-F-1 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBOX
American Funds Multi-Sector Income Fund | Class 529-E | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBMX
American Funds Multi-Sector Income Fund | Class 529-C | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBLX
American Funds Multi-Sector Income Fund | Class R-6 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	RMDUX
American Funds Multi-Sector Income Fund | Class 529-F-2 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBPX
American Funds Multi-Sector Income Fund | Class 529-F-3 | American Funds Multi-Sector Income Fund
Prospectus:
Trading Symbol	CMBQX
American Funds Strategic Bond Fund | Class 529-F-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	FSBMX
American Funds Strategic Bond Fund | Class 529-F-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	FBSSX
American Funds Strategic Bond Fund | Class 529-A | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANAX
American Funds Strategic Bond Fund | Class F-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBFX
American Funds Strategic Bond Fund | Class R-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANAX
American Funds Strategic Bond Fund | Class R-2 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANBX
American Funds Strategic Bond Fund | Class R-2E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANHX
American Funds Strategic Bond Fund | Class R-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANCX
American Funds Strategic Bond Fund | Class R-4 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANEX
American Funds Strategic Bond Fund | Class R-5 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANFX
American Funds Strategic Bond Fund | Class R-5E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANJX
American Funds Strategic Bond Fund | Class R-6 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	RANGX
American Funds Strategic Bond Fund | Class 529-C | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANCX
American Funds Strategic Bond Fund | Class 529-E | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANEX
American Funds Strategic Bond Fund | Class 529-F-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	CANFX
American Funds Strategic Bond Fund | Class A | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBAX
American Funds Strategic Bond Fund | Class C | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBCX
American Funds Strategic Bond Fund | Class F-1 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBEX
American Funds Strategic Bond Fund | Class F-3 | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	ANBGX
American Funds Strategic Bond Fund | Class 529-T | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	TSFBX
American Funds Strategic Bond Fund | Class T | AMERICAN FUNDS STRATEGIC BOND FUND
Prospectus:
Trading Symbol	TFSBX
AMERICAN HIGH INCOME TRUST | Class A | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHITX
AMERICAN HIGH INCOME TRUST | Class R-1 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITAX
AMERICAN HIGH INCOME TRUST | Class R-2 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITBX
AMERICAN HIGH INCOME TRUST | Class R-3 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITCX
AMERICAN HIGH INCOME TRUST | Class R-4 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITEX
AMERICAN HIGH INCOME TRUST | Class R-5 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITFX
AMERICAN HIGH INCOME TRUST | Class C | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHTCX
AMERICAN HIGH INCOME TRUST | Class F-1 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHTFX
AMERICAN HIGH INCOME TRUST | Class 529-A | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITAX
AMERICAN HIGH INCOME TRUST | Class 529-C | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITCX
AMERICAN HIGH INCOME TRUST | Class 529-E | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITEX
AMERICAN HIGH INCOME TRUST | Class 529-F-1 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	CITFX
AMERICAN HIGH INCOME TRUST | Class F-2 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	AHIFX
AMERICAN HIGH INCOME TRUST | Class R-6 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITGX
AMERICAN HIGH INCOME TRUST | Class R-2E | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RTEHX
AMERICAN HIGH INCOME TRUST | Class R-5E | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	RITHX
AMERICAN HIGH INCOME TRUST | Class F-3 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	HIGFX
AMERICAN HIGH INCOME TRUST | Class 529-T | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	TAIHX
AMERICAN HIGH INCOME TRUST | Class T | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	TAHIX
AMERICAN HIGH INCOME TRUST | Class 529-F-3 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	FTAHX
AMERICAN HIGH INCOME TRUST | Class 529-F-2 | AMERICAN HIGH INCOME TRUST
Prospectus:
Trading Symbol	FAHHX
BOND FUND OF AMERICA | Class A | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	ABNDX
BOND FUND OF AMERICA | Class R-1 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFAX
BOND FUND OF AMERICA | Class R-2 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFBX
BOND FUND OF AMERICA | Class R-3 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFCX
BOND FUND OF AMERICA | Class R-4 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFEX
BOND FUND OF AMERICA | Class R-5 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFFX
BOND FUND OF AMERICA | Class C | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	BFACX
BOND FUND OF AMERICA | Class F-1 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	BFAFX
BOND FUND OF AMERICA | Class 529-A | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFAAX
BOND FUND OF AMERICA | Class 529-C | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFACX
BOND FUND OF AMERICA | Class 529-E | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFAEX
BOND FUND OF AMERICA | Class 529-F-1 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CFAFX
BOND FUND OF AMERICA | Class F-2 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	ABNFX
BOND FUND OF AMERICA | Class R-6 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFGX
BOND FUND OF AMERICA | Class R-2E | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBEBX
BOND FUND OF AMERICA | Class R-5E | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBFHX
BOND FUND OF AMERICA | Class F-3 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	BFFAX
BOND FUND OF AMERICA | Class 529-T | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TFBFX
BOND FUND OF AMERICA | Class T | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TBFFX
BOND FUND OF AMERICA | Class 529-F-2 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	FFBOX
BOND FUND OF AMERICA | Class 529-F-3 | BOND FUND OF AMERICA
Prospectus:
Trading Symbol	FBOFX
CAPITAL WORLD BOND FUND | Class A | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CWBFX
CAPITAL WORLD BOND FUND | Class R-1 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWAX
CAPITAL WORLD BOND FUND | Class R-2 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWBX
CAPITAL WORLD BOND FUND | Class R-3 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWCX
CAPITAL WORLD BOND FUND | Class R-4 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWEX
CAPITAL WORLD BOND FUND | Class R-5 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWFX
CAPITAL WORLD BOND FUND | Class C | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CWBCX
CAPITAL WORLD BOND FUND | Class F-1 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	WBFFX
CAPITAL WORLD BOND FUND | Class 529-A | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWAX
CAPITAL WORLD BOND FUND | Class 529-C | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWCX
CAPITAL WORLD BOND FUND | Class 529-E | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWEX
CAPITAL WORLD BOND FUND | Class 529-F-1 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	CCWFX
CAPITAL WORLD BOND FUND | Class F-2 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	BFWFX
CAPITAL WORLD BOND FUND | Class R-6 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWGX
CAPITAL WORLD BOND FUND | Class R-2E | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCEBX
CAPITAL WORLD BOND FUND | Class R-5E | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	RCWHX
CAPITAL WORLD BOND FUND | Class F-3 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	WFBFX
CAPITAL WORLD BOND FUND | Class 529-T | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	TWCBX
CAPITAL WORLD BOND FUND | Class T | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	TWCWX
CAPITAL WORLD BOND FUND | Class 529-F-2 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	FCWBX
CAPITAL WORLD BOND FUND | Class 529-F-3 | CAPITAL WORLD BOND FUND
Prospectus:
Trading Symbol	FWBCX
INTERMEDIATE BOND FUND OF AMERICA | Class 529-E | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOEX
INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-1 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOFX
INTERMEDIATE BOND FUND OF AMERICA | Class F-2 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IBAFX
INTERMEDIATE BOND FUND OF AMERICA | Class R-6 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOGX
INTERMEDIATE BOND FUND OF AMERICA | Class R-2E | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	REBBX
INTERMEDIATE BOND FUND OF AMERICA | Class R-5E | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOHX
INTERMEDIATE BOND FUND OF AMERICA | Class F-3 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IFBFX
INTERMEDIATE BOND FUND OF AMERICA | Class 529-T | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TIIBX
INTERMEDIATE BOND FUND OF AMERICA | Class T | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TIBBX
INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-2 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	FFOOX
INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-3 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	FIFBX
INTERMEDIATE BOND FUND OF AMERICA | Class A | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	AIBAX
INTERMEDIATE BOND FUND OF AMERICA | Class R-1 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOAX
INTERMEDIATE BOND FUND OF AMERICA | Class R-2 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOBX
INTERMEDIATE BOND FUND OF AMERICA | Class R-3 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOCX
INTERMEDIATE BOND FUND OF AMERICA | Class R-4 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOEX
INTERMEDIATE BOND FUND OF AMERICA | Class R-5 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	RBOFX
INTERMEDIATE BOND FUND OF AMERICA | Class C | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IBFCX
INTERMEDIATE BOND FUND OF AMERICA | Class F-1 | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	IBFFX
INTERMEDIATE BOND FUND OF AMERICA | Class 529-A | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOAX
INTERMEDIATE BOND FUND OF AMERICA | Class 529-C | INTERMEDIATE BOND FUND OF AMERICA
Prospectus:
Trading Symbol	CBOCX
Short-Term Bond Fund of America | Class A | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBAX
Short-Term Bond Fund of America | Class F-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBFX
Short-Term Bond Fund of America | Class 529-A | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CAAFX
Short-Term Bond Fund of America | Class 529-F-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CFAMX
Short-Term Bond Fund of America | Class R-1 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMAX
Short-Term Bond Fund of America | Class R-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMBX
Short-Term Bond Fund of America | Class R-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMCX
Short-Term Bond Fund of America | Class R-4 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMEX
Short-Term Bond Fund of America | Class R-5 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAMFX
Short-Term Bond Fund of America | Class C | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	ASBCX
Short-Term Bond Fund of America | Class 529-C | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CCAMX
Short-Term Bond Fund of America | Class 529-E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	CEAMX
Short-Term Bond Fund of America | Class F-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	SBFFX
Short-Term Bond Fund of America | Class R-6 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RMMGX
Short-Term Bond Fund of America | Class R-2E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAAEX
Short-Term Bond Fund of America | Class R-5E | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	RAAGX
Short-Term Bond Fund of America | Class F-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	FSBTX
Short-Term Bond Fund of America | Class 529-T | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	TTSBX
Short-Term Bond Fund of America | Class T | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	TSTBX
Short-Term Bond Fund of America | Class 529-F-2 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	FTSBX
Short-Term Bond Fund of America | Class 529-F-3 | Short-Term Bond Fund of America
Prospectus:
Trading Symbol	FFTSX
U.S. Government Securities Fund | Class A | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	AMUSX
U.S. Government Securities Fund | Class R-1 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVAX
U.S. Government Securities Fund | Class R-2 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVBX
U.S. Government Securities Fund | Class R-3 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVCX
U.S. Government Securities Fund | Class R-4 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVEX
U.S. Government Securities Fund | Class R-5 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVFX
U.S. Government Securities Fund | Class C | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	UGSCX
U.S. Government Securities Fund | Class F-1 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	UGSFX
U.S. Government Securities Fund | Class 529-A | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTAX
U.S. Government Securities Fund | Class 529-C | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTCX
U.S. Government Securities Fund | Class 529-E | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTEX
U.S. Government Securities Fund | Class 529-F-1 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	CGTFX
U.S. Government Securities Fund | Class F-2 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	GVTFX
U.S. Government Securities Fund | Class R-6 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVGX
U.S. Government Securities Fund | Class R-2E | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGEVX
U.S. Government Securities Fund | Class R-5E | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	RGVJX
U.S. Government Securities Fund | Class F-3 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	USGFX
U.S. Government Securities Fund | Class 529-T | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	TSUGX
U.S. Government Securities Fund | Class T | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	TUSGX
U.S. Government Securities Fund | Class 529-F-2 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	FSUGX
U.S. Government Securities Fund | Class 529-F-3 | AMERICAN FUNDS INCOME SERIES
Prospectus:
Trading Symbol	FSUUX